Condensed Consolidated Statement of Changes in Equity - USD ($)	Total	Contributed Equity [Member]	Share-Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Beginning balance at Jun. 30, 2022	$ 7,419,719	$ 29,782,268	$ 12,985,856	$ (596,331)	$ (34,752,074)
Changes in equity
Net loss for the period	(8,754,077)	0	0	0	(8,754,077)
Exchange differences arising on translation of foreign operations	(102,645)	0	0	(102,645)	0
Total comprehensive loss for the period	(8,856,722)	0	0	(102,645)	(8,754,077)
Issue of shares - share placement	16,117,800	16,117,800	0	0	0
Issue of shares - exercise of options	121,270	194,205	(72,935)	0	0
Issue of shares - conversion of RSUs	0	167,487	(167,487)	0	0
Share issue costs	(992,340)	(1,347,128)	354,788	0	0
Share-based payment expense	1,566,231	0	1,566,231	0	0
Ending balance at Dec. 31, 2022	15,375,958	44,914,632	14,666,453	(698,976)	(43,506,151)
Beginning balance at Jun. 30, 2023	20,563,228	58,764,248	15,004,052	(1,008,244)	(52,196,828)
Changes in equity
Net loss for the period	(10,495,019)	0	0	0	(10,495,019)
Exchange differences arising on translation of foreign operations	571,034	0	0	571,034	0
Total comprehensive loss for the period	(9,923,985)	0	0	571,034	(10,495,019)
Issue of shares - share placement	17,088,750	17,088,750	0	0	0
Issue of shares - exercise of options	1,739,103	3,127,752	(1,388,649)	0	0
Issue of shares - conversion of RSUs	0	225,735	(225,735)	0	0
Issue of shares - conversion of employee rights	0	15,059	(15,059)	0	0
Issue of shares to a consultant	0	75,000	(75,000)	0	0
Share issue costs	(399,425)	(399,425)	0	0	0
Share-based payment expense	1,108,090	0	1,108,090	0	0
Ending balance at Dec. 31, 2023	$ 30,175,761	$ 78,897,119	$ 14,407,699	$ (437,210)	$ (62,691,847)